shark13f123109									shark13f123109
13F-HR
3/31/10
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 28-10744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears  May 11, 2010

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:    305,844

                                                                          FORM 13F INFORMATION TABLE
                             TITLE OF                  VALUE  SHARES/  SH/PUT/  INVSTMT   OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS         CUSIP    x($1000) PRN AMT  PRN CALL DISCRETN  MANAGERS SOLE    SHARED NONe
  --------------------       ------------  --------  -------  ------- -------- -------- --------  ------  ------ -----
ANNALY CAP MGMT INC	     COMMON STOCK   035710409  10874   632923	 SH    SOLE	 0  	  632923    0	 0
ANNALY CAP MGMT INC	     COMMON STOCK   035710409  10865   632400	 PUT   SOLE	 0        0	    0	 0
AT&T INC	             COMMON STOCK   00206R102  2434    94193	 SH    SOLE	 0	  94193	    0	 0
BARCLAYS BANK PLC	     ETN DJUBS GRNS 3706739H3051702    50037	 SH    SOLE	 0	  50037	    0	 0
BENCHMARK ELECTRS INC	     COMMON STOCK   08160H101  7242    349169	 SH    SOLE	 0	  349169    0	 0
BOSTON SCIENTIFIC CORP	     COMMON STOCK   101137107  4500    623200	 CALL  SOLE	 0	  0	    0	 0
CAMPBELL SOUP CO	     COMMON STOCK   134429109  5459    154425	 SH    SOLE	 0	  154425    0	 0
CISCO SYS INC	             COMMON STOCK   17275R102  3772    144907	 SH    SOLE	 0	  144907    0	 0
COMTECH TELECOMMUNICATIONS C COM NEW	    205826209  7892    246476	 SH    SOLE	 0	  246476    0	 0
CRACKER BARREL OLD CTRY STOR COMMON STOCK   22410J106  3164    68225	 SH    SOLE	 0	  68225	    0    0
CVS CAREMARK CORPORATION     COMMON STOCK   126650100  4277    116991	 SH    SOLE	 0	  116991    0	 0
DOVER MOTORSPORTS INC	     COMMON STOCK   260174107  570     276677	 SH    SOLE	 0	  276677    0	 0
EXXON MOBIL CORP	     COMMON STOCK   30231G102  2251    33613	 SH    SOLE	 0	  33613	    0	 0
FOOT LOCKER INC	             COMMON STOCK   344849104  3090    205471	 SH    SOLE	 0	  205471    0	 0
FORD MTR CO DEL	             COMMON STOCK   345370860  6526    519200	 PUT   SOLE	 0 	  0	    0	 0
GENERAL DYNAMICS CORP	     COMMON STOCK   369550108  7891    102213	 SH    SOLE	 0	  102213    0	 0
HARBIN ELECTRIC INC	     COMMON STOCK   41145W109  7557    350000	 PUT   SOLE	 0 	  0	    0	 0
INTERNATIONAL BUSINESS MACHS COMMON STOCK   459200101  3438    26810	 SH    SOLE	 0	  26810	    0	 0
IRON MTN INC	             COMMON STOCK   462846106  13763   502300	 CALL  SOLE	 0	  0	    0	 0
ISHARES TR INDEX	     DJ US REAL EST 464287739  27467   551768	 SH    SOLE	 0	  551768    0	 0
ISHARES TR INDEX	     J US REAL EST  464287739  9956    200000	 CALL  SOLE	 0	  0	    0	 0
ISHARES TR INDEX	     RUSSELL 2000   464287655  27616   407304	 SH    SOLE	 0	  407304    0	 0
ISLE OF CAPRI CASINOS INC    COMMON STOCK   464592104  779     100090	 SH    SOLE	 0	  100090    0 	 0
JACKSON HEWITT TAX SVCS INC  COMMON STOCK   468202106  1206    602995	 SH    SOLE	 0	  602995    0	 0
JACKSON HEWITT TAX SVCS INC  COMMON STOCK   468202106  800     400000	 CALL  SOLE	 0 	  0	    0	 0
JDA SOFTWARE GROUP INC	     COMMON STOCK   46612K108  656     23578	 SH    SOLE	 0	  23578     0	 0
JOHNSON & JOHNSON	     COMMON STOCK   478160104  5262    80703	 SH    SOLE	 0	  80703	    0	 0
LILLY ELI & CO	             COMMON STOCK   532457108  4740    130856	 SH    SOLE	 0	  130856    0	 0
LOCKHEED MARTIN CORP         COMMON STOCK   539830109  5074    60968	 SH    SOLE	 0	  60968	    0    0
MEDIFAST INC	             COMMON STOCK   58470H101  4116    163800	 PUT   SOLE	 0	  0	    0	 0
MEMC ELECTR MATLS INC	     COMMON STOCK   552715104  3927    256183	 SH    SOLE	 0	  256183    0	 0
MICROSOFT CORP	             COMMON STOCK   594918104  3685    125826	 SH    SOLE	 0	  125826    0	 0
NEUTRAL TANDEM INC	     COMMON STOCK   64128B108  3933    246111	 SH    SOLE	 0	  246111    0	 0
NEUTRAL TANDEM INC	     COMMON STOCK   64128B108  1604    100400	 CALL  SOLE	 0	  0	    0    0
NUANCE COMMUNICATIONS INC    COMMON STOCK   67020Y100  4992    300000	 CALL  SOLE	 0	  0	    0	 0
NUANCE COMMUNICATIONS INC    COMMON STOCK   67020Y100  2782    167200	 PUT   SOLE	 0	  0	    0	 0
ORACLE CORP	             COMMON STOCK   68389X105  8109    315413	 SH    SOLE	 0	  315413    0	 0
PALL CORP	             COMMON STOCK   696429307  4574    112970	 SH    SOLE	 0	  112970    0	 0
PEPSICO INC	             COMMON STOCK   713448108  9025    136406	 SH    SOLE	 0	  136406    0	 0
PHARMACEUTICAL PROD DEV INC  COMMON STOCK   717124101  3922    165225	 SH    SOLE	 0	  165225    0	 0
PROCTER & GAMBLE CO	     COMMON STOCK   742718109  3143    49675	 SH    SOLE	 0	  49675	    0    0
ROVI CORP	             COMMON STOCK   779376102  2978    80200	 CALL  SOLE	 0	  0	    0    0
SARA LEE CORP	             COMMON STOCK   803111103  5608    402552	 SH    SOLE	 0	  402552    0	 0
SARA LEE CORP	             COMMON STOCK   803111103  7504    538700	 CALL  SOLE	 0	  0	    0    0
SMARTHEAT INC	             COMMON STOCK   83172F104  2685    250000	 PUT   SOLE	 0 	  0	    0    0
SPDR GOLD TRUST	             GOLD SHS	    78463V107  3907    35856	 SH    SOLE	 0	  35856	    0	 0
SRA INTL INC	             CL A	    78464R105  5351    257378	 SH    SOLE	 0	  257378    0	 0
STAPLES INC	             COMMON STOCK   855030102  5696    243334	 SH    SOLE	 0	  243334    0	 0
SYMANTEC CORP	             COMMON STOCK   871503108  6973    411951	 SH    SOLE	 0	  411951    0 	 0
TESORO CORP	             COMMON STOCK   881609101  3205    230557	 SH    SOLE	 0	  230557    0	 0
THERMO FISHER SCIENTIFIC INC COMMON STOCK   883556102  5256    102176	 SH    SOLE	 0	  102176    0	 0
UNIT CORP	             COMMON STOCK   909218109  634     15000	 SH    SOLE	 0	  15000	    0    0
WAL MART STORES INC	     COMMON STOCK   931142103  2957    53186	 SH    SOLE	 0	  53186	    0	 0
WELLS FARGO & CO NEW	     COMMON STOCK   949746101  3112    100000	 CALL  SOLE	 0 	  0 	    0 	 0
WESCO INTL INC	             COMMON STOCK   95082P105  5343    153944	 SH    SOLE	 0	  153944    0	 0
S REPORT SUMMARY             55 DATA RECORDS          305844  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED







13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       3/31/10
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             55
               Total Records   			55
               Total Omitted                    0
Report Market Value x($1000)                	305,844
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value